CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		216 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
EXPENSES
Exploration (Note 7)	$ 1,564,146	$ 1,603,790	$ 100,656,815
General and administration	1,144,090	2,773,496	61,129,601
Consultancy and advisory fees	285,672	986,926	2,226,802
Impairment of mineral property interests	0	0	1,455,483
Depreciation	17,675	28,836	1,547,683
Gain on sale of mineral property interests	0	0	(2,131,329)
Foreign exchange gain	(1,071,457)	(117,684)	(2,103,460)
Loss from operations	(1,940,126)	(5,275,364)	(162,781,595)
Gain on sale of investments	0	0	3,326,275
Interest income	83,226	63,566	6,018,090
Interest expense (Note 5)	(64,861)	(64,256)	(779,632)
Loss on equity investee (Note 5)	(20,792)	(112,929)	(5,097,628)
Fair value adjustment of asset backed commercial paper	0	0	(2,184,967)
Loss from operations before income taxes	(1,942,553)	(5,388,983)	(161,499,457)
Current income tax expense	(113,230)	0	(584,532)
Deferred income tax recovery	775,798	297,139	8,355,192
Net loss	(1,279,985)	(5,091,844)	(153,728,797)
Comprehensive loss:
Net loss	(1,279,985)	(5,091,844)	(153,728,797)
Foreign currency translation adjustment (Note 13)	(1,696,288)	(583,198)	(1,230,673)
Comprehensive loss	$ (2,976,273)	$ (5,675,042)	$ (154,959,470)
Basic and diluted net loss per share	$ (0.01)	$ (0.04)
Weighted average number of common shares outstanding	146,734,385	135,028,036